Shareholder Report, Holdings (Details)_2	Jun. 30, 2024
Class 2 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
Class 2 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Class 2 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Class 2 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class 2 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class 2 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class 2 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class 4 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	59.90%
Class 4 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Class 4 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Class 4 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class 4 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class 4 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class 4 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%